Trade and other payables	6 Months Ended
Jun. 30, 2024
Trade and other payables [abstract]
Trade and other payables	14. Trade and other payables

	June 30, 2024	December 31, 2023
	€	€
Trade payables	2,968,446	2,909,725
	2,968,446	2,909,725